CONSOLIDATED BALANCE SHEETS - USD ($)		Feb. 29, 2016	Feb. 28, 2015
Current assets
Cash and cash equivalents		$ 434,042,036	$ 470,157,430
Term deposits		17,292,636	21,229,763
Restricted cash-current		1,083,787	606,169
Short-term investments		27,470,431	765,611
Amounts due from related parties-current	[1]	2,594,430	159,502
Inventory		600,441	544,085
Deferred tax assets-current		738,406	4,562,034
Income tax receivable		0	3,222,529
Prepaid expenses and other current assets		32,037,407	38,185,411
Total current assets		515,859,574	539,432,534
Restricted cash-non-current		3,881,858	3,773,302
Property and equipment, net		114,629,683	93,575,648
Deferred tax assets-non-current		6,654,778	1,708,212
Rental deposit		17,114,552	11,034,812
Intangible assets, net		15,194,421	3,687,255
Goodwill		87,022,517	12,330,326
Amounts due from related parties-non-current	[1]	1,342,999	319,005
Long-term investments		274,356,960	97,359,075
Long-term prepayments and other non-current assets		25,321,691	9,194,468
Total assets		1,061,379,033	772,414,637
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of $4,115,254 and $9,371,013 as of February 28, 2015 and February 29, 2016, respectively)		10,404,047	4,705,492
Deferred revenue-current (including deferred revenue-current of the consolidated VIEs without recourse to TAL Education Group of $154,982,001 and $260,137,064 as of February 28, 2015 and February 29, 2016, respectively)		280,934,750	177,639,939
Amounts due to related parties (including amount due to related parties of the consolidated VIEs without recourse to TAL Education Group of $22,077 and $4,277,896 as of February 28, 2015 and February 29, 2016, respectively)	[2]	4,277,896	22,077
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of $30,106,008 and $51,183,663 as of February 28, 2015 and February 29, 2016, respectively)		70,267,551	43,988,602
Income tax payable (including income tax payable of the consolidated VIEs without recourse to TAL Education Group of $4,193,507 and $15,525,069 as of February 28, 2015 and February 29, 2016, respectively)		17,187,453	6,136,813
Deferred tax liabilities-current (including deferred tax liabilities-current of the consolidated VIEs without recourse to TAL Education Group of $nil and $57,230 as of February 28, 2015 and February 29, 2016, respectively)		91,730	62,100
Total current liabilities		383,163,427	232,555,023
Deferred revenue-non-current (including deferred revenue-non-current of the consolidated VIEs without recourse to TAL Education Group of $nil and $8,346,457 as of February 28, 2015 and February 29, 2016, respectively)		8,346,457	0
Deferred tax liabilities-non-current (including deferred tax liabilities-non-current of the consolidated VIEs without recourse to TAL Education Group of $215,764 and $1,164,389 as of February 28, 2015 and February 29, 2016, respectively)		1,304,361	226,792
Bond payable (including bond payable of the consolidated VIEs without recourse to TAL Education Group of $nil and $nil as of February 28, 2015 and February 29, 2016, respectively)		227,827,301	226,062,006
Total liabilities		$ 620,641,546	$ 458,843,821
Commitments and contingencies (Note 19)
Equity
Additional paid-in capital		$ 108,404,873	$ 82,479,806
Statutory reserve		22,981,900	18,961,627
Retained earnings		306,381,011	207,522,766
Accumulated other comprehensive income/(loss)		(949,647)	4,168,548
Total TAL Education Group's equity		436,979,903	313,292,575
Noncontrolling interest		3,757,584	278,241
Total equity		440,737,487	313,570,816
Total liabilities and equity		1,061,379,033	772,414,637
Common Class A [Member]
Equity
Common shares		90,310	88,372
Total equity		90,310	88,372
Common Class B [Member]
Equity
Common shares		71,456	71,456
Total equity		$ 71,456	$ 71,456

[1]	The amounts due from related parties represent loans or prepayment to certain investees.
[2]	The amounts due to related parties are in connection with service provided by certain investees or advances received on behalf of certain investees.